Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Opening balance	£ 38,253	£ 32,185
Issuances	3,502	15,381
Redemptions	(3,661)	(8,367)
Other	(1,769)	(946)
Closing balance	36,325	38,253
Total subordinated liabilities	36,828	38,774
At fair value
Disclosure of detailed information about borrowings [line items]
Opening balance	521
Closing balance	£ 503	£ 521